Tax charge - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax arising from:
Corporation tax	$ (838)	$ (520)	$ (457)
Adjustments in respect of prior years	122	(1)	1
Current tax expense (income), related to Pillar Two income taxes	(23)	0	0
Total current tax charge	(739)	(521)	(456)
Deferred tax arising from:
Origination and reversal of temporary differences	(248)	(319)	(135)
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	(15)	16	31
Total deferred tax charge	(263)	(303)	(104)
Total tax charge note	$ (1,002)	$ (824)	$ (560)